Significant Risks (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)	Oct. 01, 2024 MOP (MOP$)
Significant Risks [Line Items]
Deposits cash (in Dollars)	$ 17,521,339	$ 7,885,624
Intangible assets, net	11,101,539	64,268
Allowance for expected credit losses (in Dollars)	$ 141,862	$ 105,920
Maximum [Member]
Significant Risks [Line Items]
Intangible assets, net				$ 99,112		MOP$ 800,000
Minimum [Member]
Significant Risks [Line Items]
Intangible assets, net				61,945		MOP$ 500,000
Hong Kong [Member] | Maximum [Member]
Significant Risks [Line Items]
Intangible assets, net				102,097	$ 800,000
Hong Kong [Member] | Minimum [Member]
Significant Risks [Line Items]
Intangible assets, net				$ 63,811	$ 500,000
Customer Concentration Risk [Member] | One Counterpartie [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted	32.00%	54.00%	28.00%
Customer Concentration Risk [Member] | One Counterpartie [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted	60.00%	37.00%
Customer Concentration Risk [Member] | Two counterparties [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted	12.00%	31.00%	14.00%
Customer Concentration Risk [Member] | Two counterparties [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted		23.00%
Customer Concentration Risk [Member] | Three counterparties [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted			11.00%
Customer Concentration Risk [Member] | Three counterparties [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted		10.00%